Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties
Schedule of transactions with associates and their balances of related parties

(a)	Associates:

(i)	Transactions:

			2023	2022	2021
	Note		US $ in millions

Other operating income	19		0.2	0.4	0.4

Operating expenses and cost of services	18		3.4	11.0	6.0

Finance income	24(a	)	0.2	0.1

(ii)	Balances:

		2023	2022
	Note	US $ in millions

Trade and other receivables	9	13.3	18.5

Trade and other payables	15	0.4	0.3

Schedule of Key management personnel
(b)	Key management personnel (*):

	2023	2022	2021
	US $ in millions

Short-term employee benefits	3.7	5.6	5.9

Share-based compensation	4.0	5.7	9.4

Long-term employee benefits	0.4	0.5	0.5

(*) See also Notes 12(c), 14(i) and 14(j).

Schedule of other related parties transactions and balances
(c)	Other related parties (excluding those detailed in (a)-(b) above)

(i)	Transactions:

			2023	2022	2021
	Note		US $ in millions

Income from voyages and related services	17		5.1	19.5	16.8
Operating expenses and cost of services	18			1.4	5.0
Finance expenses	24(b	)	4.3	4.4	7.7

(ii)	Transactions with directors:

	2023	2022	2021
	US $ in millions

Directors fees	1.0	1.1	1.2
Share-based compensation	1.0	1.7

(iii)	Balances:

		2023	2022
	Note	US $ in millions

Trade and other receivables	9	0.9	2.4
Trade and other payables	15	0.2	0.2
Lease liabilities (*)	8	57.1	41.4

(*) Includes lease liabilities for which the Group paid (principal and interest) US$ 38 million and US$ 64 million during the year ended December 31, 2023 and 2022 respectively.